LONG TERM INVESTMENTS	12 Months Ended
Sep. 30, 2018
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments Disclosure [Text Block]
10.	LONG TERM INVESTMENTS

Equity investments consist of the following:

	September 30,
	2017	2018
	RMB	RMB

Cost method investment	18,721	18,721
Impairment on cost method investment	-	(2,374)
Cost method investment	18,721	16,347

In previous years, the Company owned 23% equity interest in Jinong and accounted for equity method investment. In 2012, one shareholder of Jinong increased its investment in Jinong’s shares, thereby the equity interests held by the Company were reduced to 17.94% and the Company is considered to no longer have a significant influence on Jinong. Therefore, the investment in Jinong was accounted for the cost method investment as of September 30, 2017 and 2018. The Company recorded an impairment loss of RMBnil, RMBnil and RMB2,374 on its cost method investment for the years ended September 30, 2016, 2017 and 2018, respectively.